DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
DEFERRED CHARGES	10. DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	876	876
Accumulated amortization	(636)	(596)
	240	280